Profit Before Taxation - Schedule of Profit (Loss) Before Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Staff costs
Salaries and other benefits	$ 511	$ 518	$ 444
Staff welfare	9	1
Defined contribution retirement plan contributions	98	90	89
Total income tax expenses	618	609	533
Other items:
Depreciation of property, plant and equipment	1,172	1,091	1,091
Depreciation of right-of-use assets	19	17	20
Directors’ remuneration	187	72	46
Expense for listing on Nasdaq Stock Exchange		$ 708	$ 731